SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 EquityInstruments item R$ / shares	Dec. 31, 2021 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PS and SAR
Number of shares
Beginning balance	5,415,754	5,772,356
Granted during of the period	3,614,475	1,906,343
Exercised	(972,562)	(1,860,334)
Exercised due to resignation	(154,851)	(86,196)
Abandoned / prescribed due to resignation	(245,785)	(316,415)
Ending balance	7,657,031	5,415,754
Average exercise price | R$ / shares	R$ 57.18	R$ 60.30